CONSOLIDATED STATEMENT OF STOCKHOLDERS` EQUITY (USD $)	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.03 Per Share [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $0.13 Per Share [Member]	Preferred Stock [Member]	Common Stock [Member] Accounts Payable [Member]	Common Stock [Member] Convertible Note [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Accounts Payable [Member]	Additional Paid-in Capital [Member] Convertible Note [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accounts Payable [Member]	Convertible Note [Member]	Total
Balance at Dec. 31, 2012							$ 170			$ 12,514			$ 6,552,878	$ (17,607,981)			$ (11,042,419)
Balance (in Shares) at Dec. 31, 2012							1,700,000			125,135,096
Conversion of note payable-former Affiliate to equity										369			552,994				553,363
Conversion of note payable-former Affiliate to equity (in Shares)										3,686,634
Conversion of preferred shares to common shares							(95)			1,399			(1,304)
Conversion of preferred shares to common shares (in Shares)							(949,932)			13,991,162
Return of shares from Founder										(1,658)			1,658
Return of shares from Founder (in Shares)										(16,572,980)
Conversion of notes payable and accrued interest into common stock	2,000	542,106	544,106	1,940	2,518,060	2,520,000
Conversion of notes payable and accrued interest into common stock (in Shares)	20,000,000			19,400,000
Shares issued in settlement								118			276,921				277,039
Shares issued in settlement (in Shares)								1,178,069
Reclassification of derivative liabilities to equity													6,384,814				6,384,814
Reclassification of warrants as derivative liabilities													(2,013,972)				(2,013,972)
Loss on debt modification of notes payable													6,810,982				6,810,982
Stock based compensation													551,483				551,483
Beneficial conversion feature associated with notes payable													268,210				268,210
Net loss														(6,823,789)			(6,823,789)
Shares issued in connection with exercise of options (in Shares)
Shares issued to third party as debt discount in connection with notes payable										120			229,571				229,691
Shares issued to third party as debt discount in connection with notes payable (in Shares)										1,200,000
Shares issued as deferred financing costs in connection with notes payable										100			171,900				172,000
Shares issued as deferred financing costs in connection with notes payable (in Shares)										1,000,000
Shares issued to acquire software										100			149,900				150,000
Shares issued to acquire software (in Shares)										1,000,000							1,000,000
Vesting of restricted stock units (prior year accrual of $872,387)										667			1,783,347				1,784,014
Vesting of restricted stock units (prior year accrual of $872,387) (in Shares)										6,673,127
Sale of common stock associated with private transaction										1,155			1,499,845				1,501,000
Sale of common stock associated with private transaction (in Shares)										11,546,154
Balance at Dec. 31, 2013							75			18,824			26,279,393	(24,431,770)			1,866,522
Balance (in Shares) at Dec. 31, 2013							750,068			188,237,262
Conversion of preferred shares to common shares							(59)			866			(807)
Conversion of preferred shares to common shares (in Shares)							(588,241)			8,663,343
Net shares cancelled in exchange for option exercise										(1)			1
Net shares cancelled in exchange for option exercise (in Shares)										(11,112)
Shares issued in settlement									696			549,304				550,000
Shares issued in settlement (in Shares)									6,957,509
Shares issued as inducement to settle convertible notes										22			37,323				37,345
Shares issued as inducement to settle convertible notes (in Shares)										220,000
Loss on warrant modification													460,949				460,949
Loss on debt conversion inducement													376,572				376,572
Reclassification of derivative liabilities to equity
Reclassification of warrants as derivative liabilities
Stock based compensation										445			3,731,470				3,731,915
Stock based compensation (in Shares)										4,442,154
Net loss														(7,735,464)			(7,735,464)
Shares issued in connection with exercise of warrants										2,049			1,022,509				1,024,558
Shares issued in connection with exercise of warrants (in Shares)										20,491,164
Shares issued for services rendered										156			195,312				195,468
Shares issued for services rendered (in Shares)										1,559,988
Shares issued in connection with exercise of options										32			21,696				21,728
Shares issued in connection with exercise of options (in Shares)										320,000
Sale of common stock associated with private transaction										1,425			1,328,575				1,330,000
Sale of common stock associated with private transaction (in Shares)										14,250,000
Balance at Dec. 31, 2014							16			24,514			34,002,297	(32,167,234)			1,859,593
Balance (in Shares) at Dec. 31, 2014							161,827			245,130,308
Conversion of preferred shares to common shares							(16)			238			(222)
Conversion of preferred shares to common shares (in Shares)							(161,827)			2,382,312
Reclassification of derivative liabilities to equity
Reclassification of warrants as derivative liabilities
Stock based compensation										109			56,045				56,154
Stock based compensation (in Shares)										1,090,487
Net loss														(608,845)			(608,845)
Shares issued for services rendered										39			59,840				59,879
Shares issued for services rendered (in Shares)										393,473
Balance at Mar. 31, 2015										$ 24,900			$ 34,117,960	$ (32,776,079)			$ 1,366,781
Balance (in Shares) at Mar. 31, 2015										248,996,580